Inventories - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and consumables used	$ 44,747,933	$ 39,823,395	$ 40,115,184
Adjustment to net realizable value of certain inventories	$ 57,074	$ 35,328	$ 30,242